1
The GDL Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 63.6%
Aerospace  — 1.0%
40,000 Heroux-Devtek Inc.† ............... $ 949,388
1,500 Hexcel Corp. ..................... 92,745
20,000 Spirit AeroSystems Holdings Inc., Cl. A† . 650,200
1,692,333
Automotive  — 0.1%
20,000 Iveco Group NV .................. 200,768
Broadcasting  — 1.0%
14,238 Sirius XM Holdings Inc. ............. 336,717
86,000 TEGNA Inc. ..................... 1,357,080
1,693,797
Building and Construction  — 3.5%
35,700 Lennar Corp., Cl. B ................ 6,173,958
Business Services  — 4.1%
8,000 McGrath RentCorp ................ 842,240
62,000 Perficient Inc.† ................... 4,679,760
170,000 The Aaron's Co. Inc. ............... 1,691,500
7,213,500
Cable and Satellite  — 0.4%
120,000 WideOpenWest Inc.† ............... 630,000
Computer Software and Services  — 11.5%
50,000 Desktop Metal Inc., Cl. A† ........... 233,500
174,000 HashiCorp Inc., Cl. A† .............. 5,891,640
135,851 Instructure Holdings Inc.† ........... 3,199,291
20,000 Keywords Studios plc .............. 651,362
205,000 PowerSchool Holdings Inc., Cl. A† ..... 4,676,050
24,000 Smartsheet Inc., Cl. A† ............. 1,328,640
63,000 Squarespace Inc., Cl. A† ............ 2,925,090
150,000 Thoughtworks Holding Inc.† ......... 663,000
35,700 WalkMe Ltd.† .................... 499,800
20,068,373
Consumer Products  — 2.0%
60,000 Capri Holdings Ltd.† ............... 2,546,400
57,000 Vector Group Ltd. ................. 850,440
3,396,840
Consumer Services  — 0.6%
200,000 ARC Document Solutions Inc. ........ 676,000
175,000 SPAR Group Inc.† ................. 428,750
1,104,750
Diversified Industrial  — 1.9%
27,000 Haynes International Inc. ............ 1,607,580
180,000 Iteris Inc.† ...................... 1,285,200
6,000 Target Hospitality Corp.† ............ 46,680
7,000 United States Steel Corp. ............ 247,310
Shares
Market
Value
30,000 Velan Inc.† ...................... $ 181,892
3,368,662
Electronics  — 2.4%
19,000 Bel Fuse Inc., Cl. A ................ 1,889,170
210,000 Vizio Holding Corp., Cl. A† ........... 2,345,700
4,234,870
Energy and Utilities  — 6.9%
40,000 ALLETE Inc. ..................... 2,567,600
60,000 Atlantica Sustainable Infrastructure plc .. 1,318,800
24,000 Avangrid Inc. .................... 858,960
9,000 Avista Corp. ..................... 348,750
30,000 ChampionX Corp. ................. 904,500
30,000 DMC Global Inc.† ................. 389,400
20,000 Encavis AG† ..................... 387,376
6,000 EQT Corp. ...................... 219,840
2,835 Green Plains Inc.† ................. 38,386
30,000 Greenvolt-Energias Renovaveis SA† .... 277,175
460,000 Gulf Coast Ultra Deep Royalty Trust† .... 6,095
3,000 Hess Corp. ...................... 407,400
45,000 Marathon Oil Corp. ................ 1,198,350
75,000 Southwestern Energy Co.† ........... 533,250
800,000 Tellurian Inc.† .................... 774,400
43,000 TXNM Energy Inc. ................. 1,882,110
12,112,392
Entertainment  — 2.0%
80,000 Endeavor Group Holdings Inc., Cl. A .... 2,284,800
15,000 Fox Corp., Cl. B ................... 582,000
70,000 IMAX China Holding Inc.† ........... 73,927
9,000 Manchester United plc, Cl. A† ......... 145,620
30,000 Paramount Global, Cl. B ............. 318,600
3,404,947
Environmental Services  — 1.8%
51,000 Stericycle Inc.† ................... 3,111,000
Equipment and Supplies  — 0.8%
30,000 Cepton Inc.† ..................... 93,600
80,000 DS Smith plc .................... 493,923
140,000 Manitex International Inc.† ........... 788,200
1,375,723
Financial Services  — 4.6%
6,565 Enstar Group Ltd.† ................ 2,111,239
34,000 Envestnet Inc.† ................... 2,129,080
12,000 ICC Holdings Inc.† ................ 275,640
50,000 Nuvei Corp. ..................... 1,667,500
23,200 Steel Partners Holdings LP† .......... 950,040
25,000 The First Bancshares Inc. ............ 803,250
7,936,749
Food and Beverage  — 2.3%
60,000 Britvic plc ...................... 1,022,767

The GDL Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
38,000 Kellanova ....................... $ 3,066,980
4,089,747
Health Care  — 7.4%
12,000 Amedisys Inc.† ................... 1,158,120
230,000 Augmedix Inc.† .................. 540,500
18,000 Axonics Inc.† .................... 1,252,800
125,000 PetIQ Inc.† ...................... 3,846,250
120,000 R1 RCM Inc.† .................... 1,700,400
330,000 Revance Therapeutics Inc.† .......... 1,712,700
600,000 Sharecare Inc.† .................. 852,000
48,000 SurModics Inc.† .................. 1,861,440
12,924,210
Hotels and Gaming  — 1.3%
50,000 Bally's Corp.† .................... 862,500
50,000 Everi Holdings Inc.† ............... 657,000
50,000 GAN Ltd.† ...................... 88,500
65,000 PlayAGS Inc.† ................... 740,350
2,348,350
Machinery  — 0.1%
25,000 CFT SpA†(a) ..................... 128,012
Metals and Mining  — 0.6%
35,000 Gatos Silver Inc.† ................. 527,800
125,000 Osisko Mining Inc.† ............... 450,109
977,909
Paper and Forest Products  — 1.1%
40,000 Smurfit WestRock plc .............. 1,976,800
Retail  — 2.8%
15,000 Albertsons Companies Inc., Cl. A ...... 277,200
25,000 Bapcor Ltd. ..................... 91,777
117,324 Chuy's Holdings Inc.† .............. 4,387,917
17,000 Sportsman's Warehouse Holdings Inc.† . 46,070
4,802,964
Telecommunications  — 3.2%
20,000 Consolidated Communications Holdings
Inc.† ........................ 92,800
16,000 Frontier Communications Parent Inc.† ... 568,480
280,000 HKBN Ltd. ...................... 111,656
100,000 Juniper Networks Inc. .............. 3,898,000
35,000 Orange Belgium SA† ............... 577,391
50,000 Spirent Communications plc† ......... 114,042
6,000 Telephone and Data Systems Inc. ...... 139,500
5,501,869
Transportation  — 0.1%
40,000 Abertis Infraestructuras SA†(a) ....... 157,177
Shares
Market
Value
Wireless Communications  — 0.1%
713,121 NII Holdings Inc., Escrow† ........... $ 249,592
TOTAL COMMON STOCKS ......... 110,875,292
CLOSED-END FUNDS  — 0.3%
425,000 Altaba Inc., Escrow† ............... 605,625
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... 200
Health Care  — 0.1%
21,000 ABIOMED Inc., CVR† ............... 36,750
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
40,000 Akouos Inc., CVR† ................ 20,000
6,000 Albireo Pharma Inc., CVR† ........... 13,500
25,000 Alimera Sciences Inc., CVR† ......... 250
79,391 Ambit Biosciences Corp., CVR†(a) ..... 0
64,000 Chinook Therapeutics Inc., CVR† ...... 32,000
4,000 CinCor Pharma Inc., CVR† ........... 12,000
25,000 Decibel Therapeutics Inc., CVR† ....... 7,500
28,000 Epizyme Inc., CVR† ................ 560
60,000 Fusion Pharmaceuticals Inc., CVR† ..... 30,000
500,000 Gracell Biotechnologies Inc., CVR† ..... 20,000
30,000 Icosavax Inc., CVR† ............... 9,000
300,000 Innocoll, CVR†(a) ................. 0
125,000 Ipsen SA/Clementia, CVR†(a) ......... 0
10,000 Mirati Therapeutics Inc., CVR† ........ 5,000
23,000 Ocera Therapeutics, CVR† ........... 1,438
3,000 Opiant Pharmaceuticals Inc., CVR† ..... 1,500
100,000 Paratek Pharmaceuticals Inc., CVR† .... 2,000
3,000 Prevail Therapeutics Inc., CVR† ....... 600
2,000 Radius Health Inc., CVR† ............ 200
1,000 Sigilon Therapeutics Inc., CVR† ....... 7,550
11,000 Tobira Therapeutics Inc., CVR†(a) ...... 0
210,248
Metals and Mining  — 0.1%
10,000 Kinross Gold Corp., CVR†(a) ......... 0
419,000 Pan American Silver Corp., CVR† ...... 178,075
178,075
Paper and Forest Products  — 0.1%
24,000 Resolute Forest Products Inc., CVR† .... 48,000
TOTAL RIGHTS ................ 436,523

The GDL Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 35.8%
$ 62,963,000 U.S. Treasury Bills,
4.593% to 5.310%††, 10/03/24 to
04/03/25(b) ................... $ 62,453,067
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $167,367,365) ............. $ 174,370,507
Shares
Market
Value
SECURITIES SOLD SHORT — (5.6)%
Building and Construction — (2.6)%
24,000 Lennar Corp., Cl. A ......................... $ 4,499,520
Energy and Utilities — (0.9)%
2,500 Chevron Corp. ............................. 368,175
11,475 ConocoPhillips ............................. 1,208,088
1,576,263
Financial Services — (0.5)%
25,000 Renasant Corp. ............................ 812,500
Metals and Mining — (0.3)%
89,250 First Majestic Silver Corp. .................. 535,500
Paper and Forest Products — (1.3)%
5,000 International Paper Co. .................... 244,250
Shares
Market
Value
40,000 Smurfit WestRock plc ...................... $ 1,999,008
2,243,258
TOTAL SECURITIES SOLD SHORT
(Proceeds received $6,406,697)(c) ...... $ 9,667,041
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2024, $6,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 92.6% $ 161,464,496
Europe .............................. 6.0 10,497,412
Latin America ....................... 1.2 2,131,238
Asia/Pacific ......................... 0.2 277,361
Total Investments — Long Positions 100.0% $ 174,370,507
Short Positions
North America ...................... (4.4) % $ (7,668,033)
Europe .............................. (1.1) (1,999,008)
Total Investments — Short Positions (5.5)% $ (9,667,041)
As of September 30, 2024, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 1,109,346 CAD 1,500,000 State Street Bank and Trust Co. 10/31/24 $ (574)
USD 1,226,288 EUR 1,100,000 State Street Bank and Trust Co. 10/31/24 139
USD 1,332,732 GBP 1,000,000 State Street Bank and Trust Co. 10/31/24 (4,197)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (4,632)